As filed with the Securities and Exchange Commission on February 3, 2021

Securities Act File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐

TERRA INCOME FUND 6, INC.

(Exact name of registrant as specified in charter)

550 Fifth Avenue, 6th Floor

New York, NY 10036

(212) 753-5100

(Address and telephone number, including
area code, of principal executive offices)

Vikram S. Uppal

Terra Income Fund 6, Inc.

550 Fifth Avenue, 6th Floor

New York, NY 10036

COPIES TO:

Rosemarie A. Thurston Martin H. Dozier Michael J. Kessler Alston & Bird LLP 1201 West Peachtree Street Atlanta, GA 30309 Tel: (404) 881-7000 Fax: (404) 253-8447	Brad Shiffman Thomas A. Cournoyer Blank Rome LLP 1271 Avenue of the Americas New York, NY 10021 Tel: (212) 885-5000 Fax: (212) 885-5001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-251166.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price per Note	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
% Notes due 20	$5,462,500	100%	$5,462,500	$595.96

(1) Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.

(2) Includes notes that may be issued pursuant to the underwriters’ option to purchase additional notes.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Terra Income Fund 6, Inc. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-251166), including the preliminary prospectus and the exhibits thereto, initially filed on December 7, 2020, and declared effective on February 3, 2021, as amended by pre-effective amendments thereto.

EXHIBIT INDEX

(n)(1)*	Consent of KPMG LLP

* Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on February 3, 2021.

TERRA INCOME FUND 6, INC.
By:	/s/ Vikram S. Uppal
Name:	Vikram S. Uppal
Title:	Chairman of the Board, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Vikram S. Uppal	Chairman of the Board, Chief Executive Officer and President	February 3, 2021
Vikram S. Uppal	(Principal Executive Officer)

/s/ Gregory M. Pinkus	Chief Operating Officer, Chief Financial Officer, Treasurer and Secretary	February 3, 2021
Gregory M. Pinkus	(Principal Financial and Accounting Officer)

*	Director	February 3, 2021
Jeffrey M. Altman

*	Director	February 3, 2021
Spencer E. Goldenberg

*	Director	February 3, 2021
Robert E. Marks

*By:	/s/ Gregory M. Pinkus
Gregory M. Pinkus
Attorney-in-Fact